Document and Entity Information Document and Entity Information	Oct. 01, 2019
Document Information [Line Items]
Entity Central Index Key	0001527469
Written Communications	false
Entity Incorporation, State or Country Code	D0
Document Type	8-K
Document Period End Date	Oct. 01, 2019
Entity Registrant Name	ATHENE HOLDING LTD
Entity File Number	001-37963
Entity Tax Identification Number	98-0630022
Entity Address, Address Line One	96 Pitts Bay Road
Entity Address, City or Town	Pembroke
Entity Address, Postal Zip Code	HM 08
Entity Address, Country	BM
City Area Code	441
Local Phone Number	279-8400
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Class A common share
Document Information [Line Items]
Title of 12(b) Security	Class A common shares, par value $0.001 per share
Trading Symbol	ATH
Security Exchange Name	NYSE
Preference Share, Series A
Document Information [Line Items]
Title of 12(b) Security	6.35% Fixed-to-Floating Rate Perpetual Non-Cumulative Preference Share, Series A
Trading Symbol	ATHPrA
Security Exchange Name	NYSE
Preference Share, Series B
Document Information [Line Items]
Title of 12(b) Security	5.625% Fixed Rate Perpetual Non-Cumulative Preference Share, Series B
Trading Symbol	ATHPrB
Security Exchange Name	NYSE